Adoption of accounting policies and newly enacted tax rules	12 Months Ended
Dec. 31, 2024
Adoption of accounting policies and newly enacted tax rules
Adoption of accounting policies and newly enacted tax rules

5. Adoption of accounting policies and newly enacted tax rules

a.	New accounting standards effective in 2024 which are applicable to the Company.
i.	Amendment to IAS 1 – Non-current liabilities with covenants

This amendment clarifies how conditions with which an entity must comply within 12 months after the reporting period affect the classification of a liability. The amendment also aims to improve the information an entity provides related to liabilities subject to these conditions. The amendment is effective for annual periods beginning on or after January 1, 2024, and there was no material impact on the consolidated financial statements from the amendment.

b.	New accounting standards issued but not yet effective which are applicable to the Company.
i.	Narrow scope amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures

These amendments clarify the date of initial recognition or derecognition of financial liabilities, including financial liabilities that are settled in cash using an electronic payment system. The amendments also introduce additional disclosure requirements to enhance transparency regarding investments in equity instruments designated at fair value through other comprehensive income and financial instruments with contingent features. These amendments are effective for annual periods beginning on or after January 1, 2026, with early adoption permitted. The Company is currently assessing the impact of the amendments on the consolidated financial statements.

ii.	IFRS 18 Presentation and Disclosures in Financial Statements

IFRS 18 introduces categories and defined subtotals in the statement of profit or loss, disclosures on management‐defined performance measures, and requirements to improve the aggregation and disaggregation of information in the financial statements. As a result of IFRS 18, amendments to IAS 7 were also issued to require that entities use the operating profit subtotal as the starting point for the indirect method of reporting cash flows from operating activities and also to remove presentation alternatives for interest and dividends paid and received. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The Company is currently assessing the impact of the amendments on the consolidated financial statements.

c.	Newly enacted tax rules
i.	Newly enacted excessive interest and financing expenses limitation (“EIFEL”) rules

The Company is within the scope of the newly enacted EIFEL rules, effective for taxation years beginning on or after October 1, 2023. Under the legislation, the Company and its Canadian subsidiaries are generally restricted on the deductibility of their respective interest and financing expense to the extent of an amount that is equal to a fixed percentage of the Company’s adjusted taxable income (as defined in the Federal Income Tax Act), subject to certain adjustments. For the year ended December 31, 2024, there were no material restrictions on the deductibility of the interest and financing expense for the Company and its Canadian subsidiaries.